Income taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Tax Credit Carryforward [Line Items]
Non-capital losses	$ 118,373	$ 356,610
2019
Tax Credit Carryforward [Line Items]
Non-capital losses	6,687
2020
Tax Credit Carryforward [Line Items]
Non-capital losses	9,145
2021
Tax Credit Carryforward [Line Items]
Non-capital losses	10,358
2022
Tax Credit Carryforward [Line Items]
Non-capital losses	16,270
2023
Tax Credit Carryforward [Line Items]
Non-capital losses	14,013
Thereafter until 2038
Tax Credit Carryforward [Line Items]
Non-capital losses	$ 61,900